N-4	May 01, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	TALCOTT RESOLUTION LIFE INSURANCE CO SEPARATE ACCOUNT 11
Entity Central Index Key	0001140019
Entity Investment Company Type	N-4
Document Period End Date	Mar. 04, 2026
Amendment Flag	false
C000055033 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Aggressive Allocation	Russell Investments Lifepoints® Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Growth Strategy Fund - Class R4)	0.94%	12.49%	6.90%	6.17%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Russell Investments Lifepoints® Balanced Strategy Fund - Class R1* (formerly Russell Lifepoints® Balanced Strategy Fund - Class R4)	0.93%	10.06%	4.74%	4.78%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A

US Fund Global Conservative Allocation	Russell Investments Lifepoints® Conservative Strategy Fund - Class R1* (formerly Russell Lifepoints® Conservative Strategy Fund - Class R4)	0.69%	4.21%	1.22%	2.35%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Aggressive Allocation	Russell Investments Lifepoints® Equity Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Equity Growth Strategy Fund - Class R4)	0.93%	13.66%	7.38%	6.73%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	Russell Investments Lifepoints® Moderate Strategy Fund - Class R1* (formerly Russell Lifepoints® Moderate Strategy Fund - Class R4)	0.77%	7.29%	2.69%	3.43%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Aggressive Allocation	Russell Investments Lifepoints® Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Growth Strategy Fund - Class R4)	0.94%	12.49%	6.90%	6.17%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Russell Investments Lifepoints® Balanced Strategy Fund - Class R1* (formerly Russell Lifepoints® Balanced Strategy Fund - Class R4)	0.93%	10.06%	4.74%	4.78%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A

US Fund Global Conservative Allocation	Russell Investments Lifepoints® Conservative Strategy Fund - Class R1* (formerly Russell Lifepoints® Conservative Strategy Fund - Class R4)	0.69%	4.21%	1.22%	2.35%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Aggressive Allocation	Russell Investments Lifepoints® Equity Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Equity Growth Strategy Fund - Class R4)	0.93%	13.66%	7.38%	6.73%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	Russell Investments Lifepoints® Moderate Strategy Fund - Class R1* (formerly Russell Lifepoints® Moderate Strategy Fund - Class R4)	0.77%	7.29%	2.69%	3.43%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

Temporary Fee Reductions, Current Expenses [Text Block]
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information.

C000055033 [Member] | C000027574 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Russell Investments Lifepoints® Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Growth Strategy Fund - Class R4)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	6.17%
C000055033 [Member] | C000027576 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Russell Investments Lifepoints® Balanced Strategy Fund - Class R1* (formerly Russell Lifepoints® Balanced Strategy Fund - Class R4)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.06%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	4.78%
C000055033 [Member] | C000027580 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Conservative Allocation
Portfolio Company Name [Text Block]	Russell Investments Lifepoints® Conservative Strategy Fund - Class R1* (formerly Russell Lifepoints® Conservative Strategy Fund - Class R4)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.21%
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	2.35%
C000055033 [Member] | C000027582 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Aggressive Allocation
Portfolio Company Name [Text Block]	Russell Investments Lifepoints® Equity Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Equity Growth Strategy Fund - Class R4)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.66%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	6.73%
C000055033 [Member] | C000027578 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Russell Investments Lifepoints® Moderate Strategy Fund - Class R1* (formerly Russell Lifepoints® Moderate Strategy Fund - Class R4)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	7.29%
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]	3.43%
C000078455 [Member]
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Aggressive Allocation	Russell Investments Lifepoints® Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Growth Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.94%	12.49%	6.90%	6.17%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Russell Investments Lifepoints® Balanced Strategy Fund - Class R1* (formerly Russell Lifepoints® Balanced Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.93%	10.06%	4.74%	4.78%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A

US Fund Global Conservative Allocation	Russell Investments Lifepoints® Conservative Strategy Fund - Class R1* (formerly Russell Lifepoints® Conservative Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.69%	4.21%	1.22%	2.35%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Aggressive Allocation	Russell Investments Lifepoints® Equity Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Equity Growth Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.93%	13.66%	7.38%	6.73%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	Russell Investments Lifepoints® Moderate Strategy Fund - Class R1* (formerly Russell Lifepoints® Moderate Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.77%	7.29%	2.69%	3.43%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information

Variable Option [Line Items]
Portfolio Companies [Table Text Block]

UNDERLYING FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of December 31, 2024)
			1 YEAR	5 YEARS (or since inception)	10 YEARS (or since inception)
US Fund Global Moderately Aggressive Allocation	Russell Investments Lifepoints® Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Growth Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.94%	12.49%	6.90%	6.17%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderate Allocation	Russell Investments Lifepoints® Balanced Strategy Fund - Class R1* (formerly Russell Lifepoints® Balanced Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.93%	10.06%	4.74%	4.78%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A

US Fund Global Conservative Allocation	Russell Investments Lifepoints® Conservative Strategy Fund - Class R1* (formerly Russell Lifepoints® Conservative Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.69%	4.21%	1.22%	2.35%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Aggressive Allocation	Russell Investments Lifepoints® Equity Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Equity Growth Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.93%	13.66%	7.38%	6.73%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
US Fund Global Moderately Conservative Allocation	Russell Investments Lifepoints® Moderate Strategy Fund - Class R1* (formerly Russell Lifepoints® Moderate Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)	0.77%	7.29%	2.69%	3.43%
	Adviser: Russell Investment Management, LLC
	Subadviser: N/A
* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information

Temporary Fee Reductions, Current Expenses [Text Block]	* Denotes Underlying Funds and their investment advisers that have entered into temporary expense reimbursements and /or fee waivers. See the prospectus for the Underlying Fund for further information
C000078455 [Member] | C000027574 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Aggressive Allocation
Portfolio Company Name [Text Block]	Russell Investments Lifepoints® Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Growth Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.49%
Average Annual Total Returns, 5 Years [Percent]	6.90%
Average Annual Total Returns, 10 Years [Percent]	6.17%
C000078455 [Member] | C000027576 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderate Allocation
Portfolio Company Name [Text Block]	Russell Investments Lifepoints® Balanced Strategy Fund - Class R1* (formerly Russell Lifepoints® Balanced Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.06%
Average Annual Total Returns, 5 Years [Percent]	4.74%
Average Annual Total Returns, 10 Years [Percent]	4.78%
C000078455 [Member] | C000027580 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Conservative Allocation
Portfolio Company Name [Text Block]	Russell Investments Lifepoints® Conservative Strategy Fund - Class R1* (formerly Russell Lifepoints® Conservative Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	4.21%
Average Annual Total Returns, 5 Years [Percent]	1.22%
Average Annual Total Returns, 10 Years [Percent]	2.35%
C000078455 [Member] | C000027582 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Aggressive Allocation
Portfolio Company Name [Text Block]	Russell Investments Lifepoints® Equity Aggressive Strategy Fund - Class R1* (formerly Russell Lifepoints® Equity Growth Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	13.66%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	6.73%
C000078455 [Member] | C000027578 [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	US Fund Global Moderately Conservative Allocation
Portfolio Company Name [Text Block]	Russell Investments Lifepoints® Moderate Strategy Fund - Class R1* (formerly Russell Lifepoints® Moderate Strategy Fund - Class R4) (Closed to Contracts issued on or about 5/3/2010)
Portfolio Company Adviser [Text Block]	Adviser: Russell Investment Management, LLC
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	7.29%
Average Annual Total Returns, 5 Years [Percent]	2.69%
Average Annual Total Returns, 10 Years [Percent]	3.43%